Related Party and Party-in-Interest Transactions (Narrative) (Details) - EBP 005 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchased, market value of common stock	$ 2,341,893
Number of shares purchased	62,973
Number of shares sold, market value of common stock	$ 6,375,945
Number of shares sold	166,403
Essential Utilities, Inc. Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan’s assets at fair value	$ 38,066,599	$ 39,798,740
Number of shares	992,253	1,095,683